Financial risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Risk [Member]
Financial risk management [Abstract]
Forecasted increase in benchmark interest rate	0.25%
Forecasted loss on cash flow hedges due to increase in benchmark interest rate	$ (2,495)	$ (2,897)	$ (2,745)
Forecasted increase in hedging reserves due to increase in benchmark interest rate	$ 22,440	$ 22,130	$ 27,570
Interest Rate Risk [Member] | Euros [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	100.00%
Maturity date	2038
Interest Rate Risk [Member] | Euros [Member] | Bottom of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	75.00%
Interest rate	0.00%
Interest Rate Risk [Member] | Euros [Member] | Top of Range [Member]
Financial risk management [Abstract]
Maturity date	2038
Interest rate	4.87%
Interest Rate Risk [Member] | U.S. Dollars [Member]
Financial risk management [Abstract]
Maturity date	2038
Interest Rate Risk [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	75.00%
Interest rate	0.86%
Interest Rate Risk [Member] | U.S. Dollars [Member] | Top of Range [Member]
Financial risk management [Abstract]
Percentage of notional amount of debt hedged	100.00%
Maturity date	2038
Interest rate	5.89%
Currency Risk [Member]
Financial risk management [Abstract]
Net Euro exposure percentage for next fiscal year	100.00%
Net Euro exposure percentage for following fiscal period	75.00%